CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Preferred Stock [Member] Series D [Member]	Preferred Stock [Member] Series E [Member]	Common Stock [Member]	Common Stock [Member] Series C [Member]	Common Stock [Member] Series D [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series C [Member]	Additional Paid-in Capital [Member] Series D [Member]	Additional Paid-in Capital [Member] Series E [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series C [Member]	Accumulated Deficit [Member] Series D [Member]	Accumulated Deficit [Member] Series E [Member]	Total	Series C [Member]	Series D [Member]	Series E [Member]
Balance at Dec. 31, 2021	$ 5	$ 0	$ 0	$ 0	$ 0			$ 48,079				$ 65				$ 48,149
Balance (in shares) at Dec. 31, 2021	500,000	10,000	0	0	44,101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0			0				(326)				(326)
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 7(a))					$ 1			10,694				0				10,695
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 7(a)) (in shares)					65,357
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 7(a))					$ 0			898				0				898
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 7(a)) (in shares)					6,407
Issuance of stock			$ 0							$ 17,600				$ 0				$ 17,600
Issuance of stock (in shares)			25,000		6,407
Issuance of common stock following exercise of warrants					$ 0			3,143				0				3,143
Issuance of common stock following exercise of warrants (in shares)					33,280
Preferred Stock redemption and issuance of common stock			$ 0				$ 4			130				(134)				0
Preferred Stock redemption and issuance of common stock (in shares)							360,055
Preferred Stock redemption and issuance of common stock (in shares)			(15,828)
Compensation cost under the Equity Incentive Plan (Note 7(c))		$ 0				$ 0			$ 568				$ 0				$ 568
Compensation cost under the Equity Incentive Plan (Note 7(c)) (in shares)		0
Dividends declared ($10 per share of common stock and Class A warrant) (Note 7(b))					$ 0			(1,767)				(448)				(2,215)
Dividends declared and paid ($2 per share of common stock and Class A warrant) (Note 7(b))					0			0				(886)				(886)
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0							0			(475)	(117)			(950)	(117)
Dividends declared and paid on Preferred Stock (Note 7(c))									(475)
Balance at Dec. 31, 2022	$ 5	$ 0	$ 0	$ 0	$ 5			78,870				(2,321)				76,559
Balance (in shares) at Dec. 31, 2022	500,000	10,000	9,172	0	509,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0			0				(1,977)				(1,977)
Issuance of stock			$ 0	$ 0						10,000	$ 35			0	$ 0			10,000	$ 35
Issuance of stock (in shares)			13,157	1,200	615,000
Issuance of common stock following exercise of warrants					$ 1			26				0				27
Issuance of common stock following exercise of warrants (in shares)					135,000
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 7(a))					$ 6			6,693				0				6,699
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 7(a)) (in shares)					615,000
Retirement of fractional common shares in June reverse stock split (Note 7(a))					$ 0			0				0				0
Retirement of fractional common shares in June reverse stock split (Note 7(a)) (in shares)					(65)
Preferred Stock redemption and issuance of common stock		$ 0	$ 0		$ 20	$ 36		134	2,513			(154)	(2,549)			0	0
Preferred Stock redemption and issuance of common stock (in shares)						3,649,474	1,977,491
Preferred Stock redemption and issuance of common stock (in shares)		(9,793)	(8,591)
Compensation cost under the Equity Incentive Plan (Note 7(c))		$ 0				$ 0			1,893				0				1,893
Compensation cost under the Equity Incentive Plan (Note 7(c)) (in shares)		5,314
Alternative cashless exercise of private placement warrants (Note 7(b))					$ 6			1,276				0				1,282
Alternative cashless exercise of private placement warrants (Note 7(b)) (in shares)					562,501
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0										(306)	(713)			(991)	(968)
Dividends declared and paid on Preferred Stock (Note 7(c))									(685)	(255)
Balance at Dec. 31, 2023	$ 5	$ 0	$ 0	$ 0	$ 74			100,500				(8,020)				92,559
Balance (in shares) at Dec. 31, 2023	500,000	5,521	13,738	1,200	7,448,601
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0			0				(17,862)				(17,862)
Issuance of stock			$ 0							8,600				0				8,600
Issuance of stock (in shares)			9,442	0
Preferred Stock redemption and issuance of common stock			$ 0	$ 0			$ 1			25				(26)				$ 0
Preferred Stock redemption and issuance of common stock (in shares)					56,381
Preferred Stock redemption and issuance of common stock (in shares)			(97)	0														(97)
Compensation cost under the Equity Incentive Plan (Note 7(c))		$ 0				$ 0			2,776				0				2,776
Compensation cost under the Equity Incentive Plan (Note 7(c)) (in shares)		3,332
Dividends declared and paid on Preferred Stock (Note 7(c))		$ 0	$ 0										$ 0	$ 0			$ (681)	$ (1,022)
Dividends declared and paid on Preferred Stock (Note 7(c))									$ (681)	$ (1,022)
Balance at Dec. 31, 2024	$ 5	$ 0	$ 0	$ 0	$ 75			$ 110,198				$ (25,908)				$ 84,370
Balance (in shares) at Dec. 31, 2024	500,000	8,853	23,083	1,200	7,504,982